Taxes on Income (Details) - Schedule of income before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Before Income Taxes [Abstract]
Domestic (Israel)	$ 27,373	$ 39,248	$ 34,037
Foreign	38,177	18,038	7,161
Income before taxes on income	$ 65,550	$ 57,286	$ 41,198